Financial Instruments (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Change in the provision for expected credit losses	R$ 789,764	R$ 332,433	R$ 281,413
Recoveries	(136,527)	(101,600)	(56,395)
Write-offs	1,047,255	902,878	563,036
Total Income statement charge for the period	R$ 1,700,492	R$ 1,133,711	R$ 788,054